Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Notes payable	$ 2,175		$ 9,545	$ 7,401
Due from related parties	7,681		2,602	14
Revenues	447	$ 619	1,117	942
Noncontrolling interest sold	10,851	104	337	313
Management fee
Related Party Transaction [Line Items]
Revenues	447	444	892	789
Transactions with the Fund
Related Party Transaction [Line Items]
Related party transaction	35	$ 9	48	176
Related party
Related Party Transaction [Line Items]
Accounts payable	508		347	580
Related party | Transactions with Innventure1
Related Party Transaction [Line Items]
Contractual obligation	78		53	89
Related party | Transactions with the Fund
Related Party Transaction [Line Items]
Due from related parties	4		2	2
Purchase option (in shares)					145,161
Purchase option, price (in usd per share)					$ 1
Accounts payable	430		$ 294	$ 491
Noncontrolling interest sold (in shares)		23,712	23,712	71,136
Noncontrolling interest sold		$ 104	$ 104	$ 313
Related party | Transactions with the Fund | Management fee
Related Party Transaction [Line Items]
Revenues	$ 393	394	$ 789	789
Related party | Transactions with the Fund | Minimum
Related Party Transaction [Line Items]
Management fee percentage	1.00%		1.00%
Related party | Transactions with the Fund | Maximum
Related Party Transaction [Line Items]
Management fee percentage	2.00%		2.00%
Related party | Expense transactions with AeroFlexx
Related Party Transaction [Line Items]
Related party transaction	$ 12	$ 58	$ 128	299
Due from related parties	43		0	$ 13
Related party | Advance transactions With AeroFlexx
Related Party Transaction [Line Items]
Due from related parties	7,635		2,600
Notes payable | Related party | Related party note
Related Party Transaction [Line Items]
Notes payable	1,000		$ 1,000
Loan fee due upon maturity	$ 63
Interest rate if not paid at maturity	8.00%